Report Of The Directors Financial Review Risk Report - Loan impairment charge to the income statement by industry sector (Details) - – loans and advances to customers - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Loan impairment charge	$ 1,992	$ 3,350
Europe
Disclosure of financial assets [line items]
Loan impairment charge	825	533
Asia
Disclosure of financial assets [line items]
Loan impairment charge	558	654
MENA
Disclosure of financial assets [line items]
Loan impairment charge	197	292
North America
Disclosure of financial assets [line items]
Loan impairment charge	(130)	709
Latin America
Disclosure of financial assets [line items]
Loan impairment charge	542	1,162
– personal
Disclosure of financial assets [line items]
Loan impairment charge	959	1,703
– personal | Europe
Disclosure of financial assets [line items]
Loan impairment charge	140	162
– personal | Asia
Disclosure of financial assets [line items]
Loan impairment charge	243	264
– personal | MENA
Disclosure of financial assets [line items]
Loan impairment charge	92	226
– personal | North America
Disclosure of financial assets [line items]
Loan impairment charge	32	219
– personal | Latin America
Disclosure of financial assets [line items]
Loan impairment charge	452	832
– corporate and commercial
Disclosure of financial assets [line items]
Loan impairment charge	927	1,608
– corporate and commercial | Europe
Disclosure of financial assets [line items]
Loan impairment charge	619	337
– corporate and commercial | Asia
Disclosure of financial assets [line items]
Loan impairment charge	298	388
– corporate and commercial | MENA
Disclosure of financial assets [line items]
Loan impairment charge	83	53
– corporate and commercial | North America
Disclosure of financial assets [line items]
Loan impairment charge	(163)	500
– corporate and commercial | Latin America
Disclosure of financial assets [line items]
Loan impairment charge	90	330
– non-bank financial institutions
Disclosure of financial assets [line items]
Loan impairment charge	106	39
– non-bank financial institutions | Europe
Disclosure of financial assets [line items]
Loan impairment charge	66	34
– non-bank financial institutions | Asia
Disclosure of financial assets [line items]
Loan impairment charge	17	2
– non-bank financial institutions | MENA
Disclosure of financial assets [line items]
Loan impairment charge	22	13
– non-bank financial institutions | North America
Disclosure of financial assets [line items]
Loan impairment charge	1	(10)
– non-bank financial institutions | Latin America
Disclosure of financial assets [line items]
Loan impairment charge	0	0
– first lien residential mortgages | – personal
Disclosure of financial assets [line items]
Loan impairment charge	(17)	166
– first lien residential mortgages | – personal | Europe
Disclosure of financial assets [line items]
Loan impairment charge	6	1
– first lien residential mortgages | – personal | Asia
Disclosure of financial assets [line items]
Loan impairment charge	(1)	(1)
– first lien residential mortgages | – personal | MENA
Disclosure of financial assets [line items]
Loan impairment charge	5	10
– first lien residential mortgages | – personal | North America
Disclosure of financial assets [line items]
Loan impairment charge	0	149
– first lien residential mortgages | – personal | Latin America
Disclosure of financial assets [line items]
Loan impairment charge	(27)	7
– other personal | – personal
Disclosure of financial assets [line items]
Loan impairment charge	976	1,537
– other personal | – personal | Europe
Disclosure of financial assets [line items]
Loan impairment charge	134	161
– other personal | – personal | Asia
Disclosure of financial assets [line items]
Loan impairment charge	244	265
– other personal | – personal | MENA
Disclosure of financial assets [line items]
Loan impairment charge	87	216
– other personal | – personal | North America
Disclosure of financial assets [line items]
Loan impairment charge	32	70
– other personal | – personal | Latin America
Disclosure of financial assets [line items]
Loan impairment charge	479	825
– manufacturing and international trade and services | – corporate and commercial
Disclosure of financial assets [line items]
Loan impairment charge	722	725
– manufacturing and international trade and services | – corporate and commercial | Europe
Disclosure of financial assets [line items]
Loan impairment charge	314	38
– manufacturing and international trade and services | – corporate and commercial | Asia
Disclosure of financial assets [line items]
Loan impairment charge	236	306
– manufacturing and international trade and services | – corporate and commercial | MENA
Disclosure of financial assets [line items]
Loan impairment charge	95	105
– manufacturing and international trade and services | – corporate and commercial | North America
Disclosure of financial assets [line items]
Loan impairment charge	18	81
– manufacturing and international trade and services | – corporate and commercial | Latin America
Disclosure of financial assets [line items]
Loan impairment charge	59	195
– commercial real estate and other property-related | – corporate and commercial
Disclosure of financial assets [line items]
Loan impairment charge	226	(31)
– commercial real estate and other property-related | – corporate and commercial | Europe
Disclosure of financial assets [line items]
Loan impairment charge	200	(15)
– commercial real estate and other property-related | – corporate and commercial | Asia
Disclosure of financial assets [line items]
Loan impairment charge	21	(28)
– commercial real estate and other property-related | – corporate and commercial | MENA
Disclosure of financial assets [line items]
Loan impairment charge	(4)	(16)
– commercial real estate and other property-related | – corporate and commercial | North America
Disclosure of financial assets [line items]
Loan impairment charge	9	3
– commercial real estate and other property-related | – corporate and commercial | Latin America
Disclosure of financial assets [line items]
Loan impairment charge	0	25
– other commercial | – corporate and commercial
Disclosure of financial assets [line items]
Loan impairment charge	(21)	914
– other commercial | – corporate and commercial | Europe
Disclosure of financial assets [line items]
Loan impairment charge	105	314
– other commercial | – corporate and commercial | Asia
Disclosure of financial assets [line items]
Loan impairment charge	41	110
– other commercial | – corporate and commercial | MENA
Disclosure of financial assets [line items]
Loan impairment charge	(8)	(36)
– other commercial | – corporate and commercial | North America
Disclosure of financial assets [line items]
Loan impairment charge	(190)	416
– other commercial | – corporate and commercial | Latin America
Disclosure of financial assets [line items]
Loan impairment charge	$ 31	$ 110